Fair Value Option	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Option
Fair value option

We elected fair value as an alternative measurement for selected financial assets, financial liabilities, unrecognized firm commitments and written loan commitments.

The following table presents the assets and liabilities, by type, of consolidated investment management funds recorded at fair value.

Assets and liabilities of consolidated investment management funds, at fair value
	Dec. 31,
(in millions)	2015	2014
Assets of consolidated investment management funds:
Trading assets	$1,228	$8,678
Other assets	173	604
Total assets of consolidated investment management funds	$1,401	$9,282
Liabilities of consolidated investment management funds:
Trading liabilities	$229	$7,660
Other liabilities	17	9
Total liabilities of consolidated investment management funds	$246	$7,669

BNY Mellon values the assets and liabilities of its consolidated asset management funds using quoted prices for identical assets or liabilities in active markets or observable inputs such as quoted prices for similar assets or liabilities. Quoted prices for either identical or similar assets or liabilities in inactive markets may also be used.  Accordingly, fair value best reflects the interests BNY Mellon holds in the economic performance of the consolidated asset management funds.  Changes in the value of the assets and liabilities are recorded in the income statement as investment income of consolidated investment management funds and in the interest of investment management fund note holders, respectively.

We have elected the fair value option on $419 million and $21 million of loans at Dec. 31, 2015 and Dec. 31, 2014, respectively. The fair value of these loans was $422 million at Dec. 31, 2015 and $21 million at Dec. 31, 2014. The loans were valued using observable market inputs to discount expected loan cash flows. These loans are included in Level 2 of the valuation hierarchy.

We have elected the fair value option on $240 million of long-term debt. The fair value of this long-term debt was $359 million at Dec. 31, 2015 and $347 million at Dec. 31, 2014. The long-term debt is valued using observable market inputs and is included in Level 2 of the valuation hierarchy.

The following table presents the changes in fair value of the loans and long-term debt and the location of the changes in the consolidated income statement.

Impact of changes in fair value in the income statement (a)
	Year ended Dec. 31,
(in millions)	2015	2014	2013
Loans:
Investment and other income	$3	$—	$—
Long-term debt:
Foreign exchange and other trading revenue	$(12)	$(26)	$24

(a)	The changes in fair value of the loans and long-term debt are approximately offset by economic hedges included in foreign exchange and other trading revenue.